April 30, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Astral Investments Trust, File Nos. 333-138117 and 811-21968

Dear Sir/Madam:

On behalf of Astral Investments Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The main purpose of the filing is to provide current financial statements and other updating information for the Funds.  We believe the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/S/ Thompson Hine LLP

Thompson Hine LLP